Accrued expenses and other liabilities (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other liabilities
Fund attributable to institutional investors(1)	$ 7,309,673	¥ 50,888,482	¥ 5,776,821
Accrued interest payable of Consolidated Trusts	5,744,908	39,994,898
Accrued office expense	148,906	1,036,656	10,890,896
Professional fee payable	3,749,220	26,101,318	48,302,566
Commission fee payable(2)	9,104,587	63,384,314	75,280,155
Lease liabilities	2,903,426	20,213,070
Other accrued expenses	10,460,045	72,820,742	38,451,036
Total accrued expenses and other current liabilities	$ 39,420,765	¥ 274,439,480	¥ 178,701,474